Warrants and Share-based Payment - Warrant Activity - Additional Information (Detail)		3 Months Ended
	Jun. 30, 2018 EUR (€) shares	Jun. 30, 2018 EUR (€) shares	Jun. 30, 2018 kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares			kr 1
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of other equity instruments granted	6,630,437
Aggregate number of other equity instruments cancelled | shares	19,580	19,580
Aggregate number of other equity instruments exercised	1,918,670	317,825
Aggregate number of other equity instruments expired	2,168
Aggregate number of other equity instruments forfeited	210,328
Number of other equity instruments authorized	3,985,875	3,985,875
Share nominal value | kr / shares			kr 1
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €	€ 6.48	€ 6.48
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €	€ 60.23	€ 60.23